Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BERKSHIRE FUNDS
Entity Central Index Key	0001030979
Document Period End Date	Jun. 30, 2024
Berkshire Focus Fund
Shareholder Report [Line Items]
Fund Name	BERKSHIRE FOCUS FUND
Class Name	Berkshire Focus Fund
Trading Symbol	BFOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Berkshire Focus Fund (BFOCX) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.berkshirefunds.com. You can also request this information by contacting us at 1-877-526-0707.
Additional Information Phone Number	1-877-526-0707
Additional Information Website	www.berkshirefunds.com.
Expenses [Text Block]	Fund Costs (based on hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Berkshire Focus Fund	$112.14	1.97%

Expenses Paid, Amount	$ 112.14
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

Management’s Discussion of Performance

For the six-month period ended June 30, 2024, the Berkshire Focus Fund outperformed its primary benchmark index. The Fund generated a total return of 28.95% while the S&P 500® Index—which we consider to be the Fund’s primary benchmark index—produced a total return of 15.29% over the same period. A $10,000 investment in our Fund over 10 years starting on June 30, 2014, grew to $30,796. This was a +11.90% average annual compounded return. A $10,000 investment in the S&P 500® over the same period grew to $33,521. This was a +12.86% average annual compounded return.

U.S. equity markets extended their upward climb in the first half of 2024. The S&P 500® and NASDAQ Composite both reached a new all-time high in July. Underpinning the advance were robust corporate earnings and hopes that moderating inflation might allow the Federal Reserve to cut interest rates in September. Stock market returns were extremely narrowed in breadth however, driven largely by a handful of mega-cap growth stocks (the so-called “Magnificent Seven”). We remain particularly excited about the opportunities in artificial intelligence (AI), which has driven our overweight allocation in software, semiconductors, and the cloud. We believe both the prospect for falling interest rates over the coming year and healthy corporate earnings growth will continue to drive Fund performance, albeit we might well expect some consolidation in markets near term given such a strong start to the year.

Our investments in NVIDIA (NVDA), Broadcom (AVGO), Meta Platforms (META), and Eli Lilly (LLY) were contributors to the Fund’s performance. However, some of our investments detracted from the Fund’s performance—these included DoorDash (DASH), DraftKings (DKNG), Block (SQ) and Tesla (TSLA). New significant additions to the portfolio in the first half were Apple (AAPL), Arista Networks (ANET), Microsoft (MSFT), Palantir (PLTR), and Taiwan Semiconductor (TSM).

Line Graph [Table Text Block]
Net Assets	$ 246,800,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,763,012
Investment Company, Portfolio Turnover	1197.10%
Additional Fund Statistics [Text Block]	Fund Statistics Net Assets: $246.8 million Portfolio Holdings: 22 Portfolio Turnover: 1197.1% Total Advisory Fees Paid: $1,763,012
Updated Prospectus Web Address	www.berkshirefunds.com.